Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets
Intangible assets consist of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Micro-Lending License	63,760	63,760
Factoring License	265	265
Financial Leasing License 1	255	—
Insurance Brokerage License	34,667	34,667
Intangible assets	98,947	98,692

1
In 2022, the Financial Leasing License related to Zhongyu Zhuhai Financial Leasing Co., Ltd. was revoked and therefore full impairment was provided and provision for intangible assets was written off at the end of the year.